Cover - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 27, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41408
Entity Registrant Name	BYND CANNASOFT ENTERPRISES INC.
Entity Central Index Key	0001888151
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 Akko Road
Entity Address, City or Town	Kiryat Motzkin
Entity Address, Country	IL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding			37,899,386
Contact Personnel Email Address	gabi@cannasoft-crm.com
Auditor Firm ID	6906	5041
Auditor Name	Reliant CPA PC	BF Borgers CPA PC
Auditor Location	Newport Beach, CA	Lakewood, CO
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2264 East 11th Avenue
Entity Address, Address Line Two	Vancouver, B.C
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z 1N6
City Area Code	604
Local Phone Number	833-6820
Contact Personnel Name	Gabi Kabazo